Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Loans and Borrowings [Abstract]
LOANS AND BORROWINGS
11	LOANS AND BORROWINGS

	As of December 31, 2024	As of December 31, 2023
	USD	USD
Current
Guaranteed bank loan	364,457	716,916
Financial institution loan	441,079	-
Recourse liability	2,397,078	2,139,575
	3,202,614	2,856,491
Lease liabilities	226,707	69,135
	3,429,321	2,925,626

Non-current
Guaranteed bank loan	144,365	523,607
Warrants liabilities	46,518	-
Lease liabilities	985,879	15,187
	1,176,762	538,794
Total loans and borrowings	4,606,083	3,464,420

i)	Terms and debt repayment schedule

	Currency	Principal amount	Year of origination	Nominal interest rate % per annum	Year of maturity	2024	2023
2024						USD	USD
Guaranteed bank loan	SGD	400,000	2020	2.75%	2025	51,960	116,071
Guaranteed bank loan	SGD	185,000	2019	10.88%	2024	-	31,692
Guaranteed bank loan	SGD	1,200,000	2020	2.50%	2025	108,703	300,586
Guaranteed bank loan	SGD	300,000	2020	3.75%	2025	15,980	64,859
Guaranteed bank loan	SGD	450,000	2023	8.00%	2028	-	207,045
Guaranteed bank loan	SGD	300,000	2023	7.75%	2026	110,848	187,864
Guaranteed bank loan	SGD	50,000	2023	8.25%	2028	26,714	34,264
Guaranteed bank loan	SGD	100,000	2023	8.28%	2028	52,305	67,452
Guaranteed bank loan	SGD	50,000	2023	10.38%	2026	18,797	31,429
Guaranteed bank loan	SGD	300,000	2023	8.8%	2026	123,515	199,261
Financial institution loan	SGD	400,000	2024	10.8%	2025	294,053	-
Financial institution loan	SGD	200,000	2024	10.8%	2025	147,026	-
Recourse liability	SGD	N/A	N/A	7.0%-7.7%	N/A	2,397,078	2,139,575
Lease liabilities	Multiple	N/A	2019-2022	2.99% to 8.21%	2024-2029	1,212,586	84,322
						4,559,565	3,464,420

The guaranteed bank loans are guaranteed by Mr. Fu Xiaowei and Ms. Zhang Fan, the CEO of the Group and his spouse.

The weighted average effective interest rates per annum of guaranteed bank loans and financial institution loans is 6.11%.

Subsequently to the date of issuance of the consolidated financial statements, all the guaranteed bank loans and financial institution loans were repaid upon maturity without default.

On April 3, 2025, Hong Ye Group Pte Ltd and YY Circle (SG) Pte Ltd secured short-term loans from a financial institution, amounting to S$225,000 ($165,405) and S$100,000($73,513) respectively, with the proceeds designated exclusively for growth and marketing expenses. A fixed service fee of 11.7% was applied to each loan, resulting in an aggregate funding total of S$251,325($184,757) for the S$225,000($165,405) loan and S$111,700($82,114) for the S$100,000($73,513) loan. These financing arrangements structured to support the companies' strategic initiatives in expanding market presence and driving growth.

ii)	Convertible loan

USD
Carrying amount of liability at December 31, 2022	736,129
Conversion with Class A shares	(728,526)
Effect of movement in exchange rates	(7,603)
Carrying amount of liability at December 31, 2023 and 2024	–

The convertible loan was issued to a third party on February 23, 2022 (“Disbursement Date”) with an amount of $743,273 (S$1,000,000). The convertible loan bears an interest rate of 8% per annum and will be mature on February 22, 2024 (“Maturity Date”).

●	From disbursement date to maturity date, the third party shall have the right but not the obligation to convert all (and not some) of the convertible loan into the Company’s shares.

●	If the convertible loan has not been converted at maturity date, the Company shall repay to the third party the loan principal amount plus the accrued interest.

●	The rights and obligations under the convertible loan may only be transferred with the written approval of the Company.

On February 28, 2023, the third party elected to convert all the principal amount into 1,911,170 of the Company’s class A shares.

iii)	Reconciliation of movements of liabilities and equity to cash flows arising from financing activities

	Bank loan and financial institution	Convertible note	Lease liabilities	Treasury shares reserve	Share capital	Equity component of convertible loan	Total
	USD	USD	USD	USD	USD	USD	USD
Balance at January 1, 2023	836,008	736,129	219,369	-	1,228,037	7,587	3,027,130
Proceeds from loans and borrowings	931,862	-	-	-	-	-	931,862
Payment of bank loans and borrowings	(550,426)	-	-	-	-	-	(550,426)
Payment of lease liabilities	-	-	(178,040)	-	-	-	(178,040)
Interest paid	(89,903)	-	-	-	-	-	(89,903)
Total changes from financing cash flows	291,533	-	(178,040)	-	-	-	113,493
Effect of changes in foreign exchange rates	23,079	1,756	1,955	-	-	-	26,790
Other changes	-	(19,229)	-	-	-	-	16,994
Liability-related							-
Recognition of lease liabilities	-	-	52,664	-	-	-	52,664
Derecognition of lease liabilities	-	-	(21,714)	-	-	-	(21,714)
Conversion with Class A shares	-	(728,526)	-	-	736,113	(7,587)	-
Share issuance for services	-	-	-	-	1,600,000	-	1,600,000
Interest expense	89,903	9,870	10,088	-	-	-	109,861
Total liability-related other changes	89,903	(718,656)	41,038	-	2,336,113	(7,587)	1,740,811
Total equity-related other changes
Balance at December 31, 2023	1,240,523	-	84,322	-	3,564,150	-	4,925,218
Proceeds from loans and borrowings	448,442	-	-	-	-	-	1,323,502
Shares repurchase-Payment	-	-	-	(1,012,458)	-	-	(1,012,458)
Advance payment to a related party		-	-	-	-	-	(359,142)
Payment of loans and borrowings	(707,046)	-	-	-	-	-	(885,192)
Payment of lease liabilities	-	-	(269,292)	-	-	-	(269,292)
Net proceeds from issue of Class A ordinary shares		-	-	-	3,922,650	-	3,922,650
Total changes from financing cash flows	(258,604)	-	(269,292)	(1,012,458)	3,922,650	-	2,720,068
Effect of changes in foreign exchange rates	(82,983)	-	(43,664)	-	(81,999)	-	(205,907)
Other changes	-	-	-	-	-	-	(34,797)
Liability-related
Recognition of lease liabilities	-	-	1,373,518	-	-	-	1,373,518
Issuance of warrant					(84,882)		(84,882)
Interest expense	50,965	-	67,702	-	-	-	118,667
Total liability-related other changes	50,965	-	1,441,220	-	(84,882)	-	1,407,303
Payment of offering cost- Offset with prepayment					(2,039,513)		(2,039,513)
Shares repurchase-Offset with receivables				(285,792)			(285,792)
Total equity-related other changes	-	-	-	(285,792)	(2,039,513)	-	(2,325,305)
Balance at December 31, 2024	949,901	-	1,212,586	(1,298,250)	5,280,406	-	6,486,580
iv)	Financial risk management

Information about the exposure of loans and borrowings to relevant financial risks (interest rate and liquidity risk) is disclosed in Note 19.

v)	Warrants Liability

On April 24, 2024, the Company also issued a warrant to the underwriter, US Tiger Securities Inc., granting the right to purchase 56,250 of the Company’s Class A Ordinary Shares. This warrant will expire on April 22, 2027 and have an exercise price of $4.8. US Tiger Securities Inc. can elect to have cashless exercise of this warrant.

USD
Initial recognition of warrants liability	84,881
Fair value adjustment of warrant liability	(38,363)
Carrying amount of liability at December 31, 2024	46,518